Business Combinations - Summary of Identification of the Difference Between the Cost of the Investment and the Group's Share of FAFG's Net Fair Value Of Identifiable Assets And Liabilities (Detail)
$ in Thousands, $ in Thousands
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Inventories	$ 87,337,475	$ 2,842,092	$ 67,832,981
Financial assets at fair value through profit or loss – non-current	2,108,994	68,630	2,502,834
Property, plant and equipment	268,234,618	8,728,754	239,867,550
Right-of-use assets	11,060,783	359,934	10,680,262
Goodwill	52,313,399	1,702,356	52,072,413	$ 1,694,514	$ 52,709,053	$ 50,198,436
Deferred tax liabilities	8,585,132	279,373	7,590,197
Non-controlling interests	$ 18,608,124	$ 605,536	$ 14,544,415
After Retrospectively Adjusted [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Inventories					48,590,434
Financial assets at fair value through profit or loss – non-current					2,180,978
Property, plant and equipment					234,365,397
Right-of-use assets					8,741,807
Goodwill					52,709,053
Other intangible assets					27,711,771
Deferred tax liabilities					7,121,027
Non-controlling interests					15,622,009
Before Retrospectively Adjusted [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Inventories					48,516,459
Financial assets at fair value through profit or loss – non-current					1,793,188
Property, plant and equipment					233,207,324
Right-of-use assets					8,620,612
Goodwill					54,777,439
Other intangible assets					26,808,668
Deferred tax liabilities					6,551,233
Non-controlling interests					$ 15,616,053